BUSINESS COMBINATIONS - Net Assets and Liabilities from Acquisition (Details) - CAD ($) $ in Millions	Mar. 31, 2020	Mar. 13, 2019
Bombardier's BAT Business
Disclosure of detailed information about business combination [line items]
Current assets, excluding cash on hand	$ 0.0
Current liabilities	(6.1)
Property, plant and equipment	134.6
Investment in equity accounted investee	0.0
Intangible assets	695.8
Deferred tax	13.1
Other non-current assets	9.3
Long-term debt, including current portion	(137.6)
Other non-current liabilities	(2.7)
Fair value of net assets acquired, excluding cash acquired	706.4
Cash acquired	0.0
Total purchase consideration	706.4
Net short-term receivable (payable)	2.9
Settlement of pre-existing relationship	0.6
Fair value of previously held interest in equity accounted investees	0.0
Total cash consideration	709.9	$ 709.9
Other
Disclosure of detailed information about business combination [line items]
Current assets, excluding cash on hand	45.4
Current liabilities	(39.8)
Property, plant and equipment	40.6
Investment in equity accounted investee	21.7
Intangible assets	115.7
Deferred tax	14.1
Other non-current assets	0.0
Long-term debt, including current portion	(15.2)
Other non-current liabilities	(49.0)
Fair value of net assets acquired, excluding cash acquired	133.5
Cash acquired	4.6
Total purchase consideration	138.1
Net short-term receivable (payable)	(4.1)
Settlement of pre-existing relationship	0.5
Fair value of previously held interest in equity accounted investees	(12.0)
Total cash consideration	122.5
Total
Disclosure of detailed information about business combination [line items]
Current assets, excluding cash on hand	45.4
Current liabilities	(45.9)
Property, plant and equipment	175.2
Investment in equity accounted investee	21.7
Intangible assets	811.5
Deferred tax	27.2
Other non-current assets	9.3
Long-term debt, including current portion	(152.8)
Other non-current liabilities	(51.7)
Fair value of net assets acquired, excluding cash acquired	839.9
Cash acquired	4.6
Total purchase consideration	844.5
Net short-term receivable (payable)	(1.2)
Settlement of pre-existing relationship	1.1
Fair value of previously held interest in equity accounted investees	(12.0)
Total cash consideration	$ 832.4